Accrued expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
7.             Accrued expenses

Accrued expenses consist of the following:

	March 31, 2013	December 31, 2012

Accrued executive severance	$441,020	$542,269
Accrued audit and tax preparation	51,900	$102,600
Accrued legal professional fees	47,938	23,519
Accrued other	82,453	53,528
	$623,311	$721,916

(6)           Accrued expenses

Accrued expenses consist of the following at December 31, 2012 and 2011:

	2012	2011

Accrued executive severance	$542,269	$-
Accrued audit and tax preparation	102,600	75,516
Accrued legal professional fees	23,519	61,000
Accrued other	53,528	54,067
	$721,916	$190,583

On November 6, 2012, the Company entered into a Severance and Advisory Agreement (the “Severance Agreement”) with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company.  Pursuant to the Severance Agreement, Mr. Cashman will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first.  The accrued executive severance at December 31, 2012 represents the unpaid portion of the base salary and bonus payments.